Property and Equipment (Tables)	12 Months Ended
Dec. 31, 2020
Property, Plant and Equipment [Abstract]
Schedule of property and equipment
	Useful life	December 31, 2020	December 31, 2019
Office equipment and furniture	3 - 5 Years	$142,482	$115,093
Leasehold improvement	The lesser of remaining lease term or 2 - 3 Years	90,246	87,275
Software	1 - 3 Years	12,721	11,898
		245,449	214,266
Less: accumulated depreciation		(142,567)	(82,250)
		$102,882	$132,016